Consolidated Statement of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Statement [Line Items]
Net of income tax provision, reclassification to earnings of (gains)	$ 2	$ 6	$ 6	$ 11	$ 23
Net of income tax (provision) gains on derivatives designated as cash flow hedges	(72)	173	(27)	147	(600)
Net of income tax provision (recovery), reclassification to earnings of losses on derivatives designated as cash flow hedges	41	31	13	100	(3)
Net of income tax (provision) recovery, unrealized gains on hedges of net foreign operations	50	(115)	(74)	(145)	53
Net of income tax (provision) recovery, gains (losses) on remeasurement of pension and other employee future benefit plans	(26)	(158)	65	(283)	85
Net of income tax (provision) recovery, gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(9)	(1)	120	79	18
Net of income tax (provision) recovery, unrealized gains on fair value through OCI equity securities arising during the period	(2)	0	0	(2)	0
Debt securities [member]
Statement [Line Items]
Net of income tax (provision), unrealized gains on fair value through OCI securities	$ (7)	$ 32	$ (47)	$ 5	$ (147)